SECURTER SYSTEMS INC DISCONTINUANCE OF OPERATIONS (Details 1)	4 Months Ended		9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 USD ($)
Accounting, audit and legal	$ 0	$ 2,084	$ 0	$ 5,720
Advertising and promotion	0	0	0
Consulting fees	0	109,161	0	114,855
Development costs	0	41,373	0	78,205
Exchange rate loss	0	1,522	0	2,371
Interest and bank charges	0	43	0	251
General and adminstration expenses	0	0	0	170
Loss on Reorganization	0	0	0	(17,117)
Total Expenses	0	137,069	0	184,455
Net Loss From Discontinued Operations	$ 0	$ (137,069)	$ 0	$ (184,455)